Fair Value Measurements (Tables)	2 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Summary of incentive rights awarded to controlling and non-controlling shareholder

Type of vessel	Controlling Shareholder	Non-controlling Shareholder
	USD	USD
PSV1	308,508	1,234,032
PSV2	308,508	1,234,032
OSRV1	322,996	1,291,984
OSRV2	322,996	1,291,984
OSRV3	322,996	1,291,984
OSRV4	322,996	1,291,984
Total	1,909,000	7,636,000

Summary of non-current and other non-current liabilities
Non-current liabilities/Other non-current liabilities	Level 1:	Level 2:	Level 3:

Incentive Rights	-	-	6,227,906